Legg Mason Investment Counsel Social Awareness Fund
Legg Mason Investment Counsel Social Awareness Fund
Investment objective
The fund seeks to provide high total return consisting of capital appreciation and current income.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 53 under the heading "Sales Charge Waivers and Reductions."

Effective July 1, 2011, Class B shares will no longer be offered for purchase by new and existing investors. Your Service Agent (as defined below), however, may no longer offer Class B shares as of an earlier date. Class B shares will continue to be available for incoming exchanges and for dividend reinvestment.

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Investment Counsel Social Awareness Fund	Class A		Class B	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		[1]	5.00%	1.00%	none	none	none	none
[1]	Generally, none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Investment Counsel Social Awareness Fund	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I
Management fees	0.65%		0.65%		0.65%		0.65%		0.65%		0.65%		0.65%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.25%		0.50%		1.00%		none
Other expenses	0.41%	[1]	0.63%		0.38%	[1]	0.39%	[2]	0.39%	[2]	0.39%	[2]	0.43%
Total annual fund operating expenses	1.31%		2.28%		2.03%		1.29%		1.54%		2.04%		1.08%
Fees forgone and/or expenses reimbursed		[3]		[3]		[3]	(0.04%)	[4]	(0.04%)	[4]	(0.04%)	[4]	(0.08%)	[4]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.31%		2.28%		2.03%		1.25%	[4]	1.50%	[4]	2.00%	[4]	1.00%	[4]
[1]	"Other expenses" for Class A and Class C shares have been restated to reflect higher current fees.
[2]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year because no Class FI, Class R and Class R1 shares were outstanding during the fund's last fiscal year.
[3]	N/A
[4]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example - Legg Mason Investment Counsel Social Awareness Fund (USD $)	1 year	3 years	5 years	10 years
Class A	701	966	1,251	2,062
Class B	731	1,012	1,319	2,369
Class C	306	638	1,097	2,368
Class FI	127	404	703	1,553
Class R	153	483	837	1,833
Class R1	203	636	1,095	2,367
Class I	102	336	589	1,312

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason Investment Counsel Social Awareness Fund (USD $)	1 year	3 years	5 years	10 years
Class A	701	966	1,251	2,062
Class B	231	712	1,219	2,369
Class C	206	638	1,097	2,368
Class FI	127	404	703	1,553
Class R	153	483	837	1,833
Class R1	203	636	1,095	2,367
Class I	102	336	589	1,312

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and other equity securities of U.S. companies. The fund targets a 30% investment (normally between 25% and 35%) in fixed income securities. The fixed income securities in which the fund invests are primarily investment grade and may be of any maturity. The fund may also invest a portion of its assets in equity and debt securities of foreign issuers. The fund emphasizes companies that both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industries.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and interest rate risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Social awareness criteria risk. The fund's universe of investments may be smaller than that of other funds because of the fund's social awareness criteria. Socially aware companies may underperform similar companies without social awareness policies or the market as a whole. They may also fall out of favor with investors. The fund's social awareness policy may also prevent investment in certain attractive opportunities that would be otherwise consistent with the fund's investment objective and investment strategies.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The table compares the fund's performance with the average annual total returns of the S&P 500 Index, the Barclays Capital U.S. Aggregate Index (a fixed income index) and the blended performance of the two indexes, which provides fund shareholders with more meaningful comparisons than with the S&P 500 Index alone. The blended index has been prepared by the manager. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%) Calendar Years ended December 31

The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 2.60. Best quarter (06/30/2009): 13.86 Worst quarter (12/31/2008): (15.29)
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Investment Counsel Social Awareness Fund		1 year	5 years		10 Years		Since inception	Inception date
Class A		5.24%	2.31%		1.08%
Class A Return after taxes on distributions		4.75%	0.89%		(0.03%)
Class A Return after taxes on distributions and sale of fund shares		3.38%	1.64%		0.56%
Class B		6.55%	2.50%		0.96%
Class C		10.08%	2.95%		1.02%
Class I		11.79%		[1]		[1]	3.68%	Jul. 24, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2]	15.06%	2.29%		1.41%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[2]	6.54%	5.80%		5.84%
Blended S&P 500 Index (70%) and Barclays Capital U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)	[2]	12.92%	3.68%		3.05%
[1]	N/A
[2]	For Class I shares, for the period from the class's commencement of operations to December 31, 2010, the average annual total returns of the S&P 500 Index, Barclays Capital U.S. Aggregate Index and Blended S&P 500 Index (70%) and Barclays Capital U.S. Aggregate Index (30%) were 2.51%, 6.93% and 4.39%, respectively.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns for classes other than Class A will vary from returns shown for Class A.